Earnings per share	6 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share Disclosure
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

15. Earnings per share:
The Company calculates basic and diluted earnings per share as follows:

	Six-months period ended ended June 30,
	2010(As restated)			2011
		Weighted-			Weighted-
		average			average
		number of			number of
		outstanding			outstanding
	Income	shares	Amount	Income	shares	Amount
	(numerator)	(denominator)	per share	(numerator)	(denominator)	per share
Net income/(loss) attributable to DryShips Inc.	$32,740	0	$0	$(88,324)	0	$0
Less: Series A Convertible Preferred stock dividends	(6,444)	0	0	(3,930)	0	0
Less: Non-vested common stock dividends declared and undistributed earnings	(318)	0	0	0	0	0
Basic and Diluted EPS
Income/(loss) available to common stockholders	$25,978	255,012,737	$0.10	$(92,254)	344,259,487	$(0.27)

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig UDW (Note 10). The aggregate face value of these shares was $280,000. The Series A Convertible Preferred Stock accrues cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Such accrued dividends are payable in additional shares of preferred stock immediately prior to any conversion. On February 14, 2011 and following the delivery of Ocean Rig Corcovado, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the unpaid cumulative accrued stock dividend as of December 31, 2010 associated with the Series A Convertible Preferred Stock was paid through the issuance of 5,158,762 shares of Series A Convertible Preferred Stock. On April 12, 2011 and following the delivery of Ocean Rig Olympia, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the unpaid cumulative accrued stock dividend for the period from January 1, to March 31, 2011, associated with the Series A Convertible Preferred Stock was paid through the issuance of 644,844 shares of Series A Convertible Preferred Stock. As of June 30, 2011, the aggregate fair value of the unpaid stock dividends associated with the Series A Convertible Preferred Stock amounted to $3,930.

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. For the six months period ended June 30, 2011, the Company had a net loss from continuing operations and therefore the effect of the non-vested common stock outstanding under the Company's 2008 Equity Incentive Plan was anti-dilutive and is not included in shares outstanding for purposes of computing diluted earnings per share.

For the six-month period ended June 30, 2010 and 2011, Series A Convertible Preferred Stock and non-vested, participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.

The warrants were not included in the computation of diluted earnings per share because the effect is anti-dilutive for the six month periods ended June 30, 2010 and 2011 since they are out-of-the-money.

In relation to the Convertible Senior Notes due in fiscal year 2014 (Note 8), upon conversion, the Company may settle its conversion obligations, at its election, in cash, shares of Class A common stock or a combination of cash and shares of Class A common stock. The Company has elected on conversion, any amount due up to the principal portion of the notes to be paid in cash, with the remainder, if any, settled in shares of Class A common shares. Based on this presumption, and in accordance with ASC 260 "Earnings Per Share", any dilutive effect of the Convertible Senior Notes under the if-converted method is not included in the diluted earnings per share presented above. As of June 30, 2011, none of the shares were dilutive since the average share price for the period the Notes were issued until June 30, 2011 did not exceed the conversion price. The 26,100,000 loaned shares of common stock issued during 2009 and the 10,000,000 issued during 2010 are excluded in computing earnings per share as no default has occurred as set out in the share lending agreement.